                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                              --------

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 135 E 57th Street, 23rd Floor
         New York, NY 10022

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212)399-8982

Signature, Place, and Date of Signing:

/s/ Vincent Guacci     New York, NY   November 14, 2008
-------------------   -------------   -----------------
   [Signature]        [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total:  $95,913
                                        (thousands)

List of Other Included Managers: None

                           Form 13F Information Table

                                                                                                                    VOTING AUTHORITY
                                      TITLE OF           VALUE (x$1000)  SHRS OR   SH/ PUT/  INVESTMENT   OTHER     ----------------
NAME OF ISSUER                         CLASS    CUSIP  (NOTIONAL VALUE) PRN AMOUNT PRN CALL DISCRECTION  MANAGERS SOLE   SHARED NONE
------------------------------------ -------- -------- ---------------- ---------- --- ---- ----------- --------- ----   ------ ----
3SBIO INC. SPONSORED ADR CMN           COM   88575Y105 7,083,000        1,101,493  SH        Sole                 1,101,493
CHINA GRENTECH CORP LTD ADR CMN        COM   16938P107 416,000            232,172  SH        Sole                   232,172
CHINA INFO SECURITY TECH, INC CMN      COM   16944F101 7,185,000        1,528,797  SH        Sole                 1,528,797
ISHARES FTSE XINHAU CHINA 25
INDEX FD ETF                           ETF   464287184 5,670,000          164,500  SH        Sole                   164,500
LDK SOLAR CO LTD SPONSORED ADR CMN     COM   50183L107 3,602,000          120,000  SH        Sole                   120,000
LG DISPLAY CO LTD SPONSORED ADR CMN 1
ADR = 0.5 ORDINARY SHARES              COM   50186V102 18,010,000       1,418,100  SH        Sole                 1,418,100
MELCO CROWN ENTERTAINMENT LIMITED
ADR CMN                                COM   585464100 3,591,000          900,000  SH        Sole                   900,000
PERFECT WORLD CO., LTD. SPONSORED
ADR CMN                                COM   71372U104 11,779,000         524,889  SH        Sole                   524,889
PUT/QQQQ(QQQVL)   @ 38 EXP 10/18/2008  PUT   73935A104 3996000;            36,000  SH  Put   Sole                    36,000
                                                         (140,076,000)

PUT/QQQQ(QQQVO)   @ 41 EXP 10/18/2008  PUT   73935A104 3602000;            13,800  SH  Put   Sole                    13,800
                                                         (53,695,800)

PUT/QQQQ(QQQVO)   @ 36 EXP 10/18/2008  PUT   73935A104 39270000;          105,000  SH  Put   Sole                   105,000
                                                         (408,555,000)

QIAO XING MOBILE COMMUNICATION
COMPANY LIMITED                        COM   G73031109 5,416,000        1,781,587  SH        Sole                 1,781,587
SINOVAC BIOTECH CO., LTD. CMN          COM   P8696W104 16,561,000       6,624,295  SH        Sole                 6,624,295
THE9 LIMITED ADR CMN                   COM   88337K104 16,600,000         988,684  SH        Sole                   988,684
